Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of consolidated statement of income and comprehensive income
Revised Consolidated Statements of Income and Comprehensive Income (Loss)	As Previously Reported	Adjustment	As Revised
Three months ended March 31, 2019
Comprehensive income	$1,696	-	$1,696
Less: income (loss) attributable to the noncontrolling interest	4	177	181
Comprehensive income attributable to Tattooed Chef, Inc. stockholders	$1,692	(177)	$1,515

Three months ended June 30, 2019
Comprehensive income	$(132)	-	$(132)
Less: income (loss) attributable to the noncontrolling interest	1	3	4
Comprehensive (loss) attributable to Tattooed Chef, Inc. stockholders	$(133)	(3)	$(136)

Six months ended June 30, 2019
Comprehensive income	$1,564	-	$1,564
Less: income (loss) attributable to the noncontrolling interest	5	180	185
Comprehensive income attributable to Tattooed Chef, Inc. stockholders	$1,559	(180)	$1,379

Three months ended September 30, 2019
Comprehensive income	$1,647	-	$1,647
Less: income (loss) attributable to the noncontrolling interest	(4)	352	348
Comprehensive income attributable to Tattooed Chef, Inc. stockholders	$1,651	(352)	$1,299

Nine months ended September 30, 2019
Comprehensive income	$3,211	-	$3,211
Less: income (loss) attributable to the noncontrolling interest	1	532	533
Comprehensive income attributable to Tattooed Chef, Inc. stockholders	$3,210	(532)	$2,678

Twelve months ended December 31, 2019
Comprehensive income	$5,434	-	$5,434
Less: income (loss) attributable to the noncontrolling interest	7	1,082	1,089
Comprehensive income attributable to Tattooed Chef, Inc. stockholders	$5,427	(1,082)	$4,345

Three months ended March 31, 2020
Comprehensive income	$5,547	-	$5,547
Less: income (loss) attributable to the noncontrolling interest	(11)	1,022	1,011
Comprehensive income attributable to Tattooed Chef, Inc. stockholders	$5,558	(1,000)	$4,536

Three months ended June 30, 2020
Comprehensive income	$1,990	-	$1,990
Less: income (loss) attributable to the noncontrolling interest	45	339	384
Comprehensive income attributable to Tattooed Chef, Inc. stockholders	$1,945	(339)	$1,606

Six months ended June 30, 2020
Comprehensive income	$7,537	-	$7,537
Less: income (loss) attributable to the noncontrolling interest	34	1,361	1,395
Comprehensive income attributable to Tattooed Chef, Inc. stockholders	$7,503	(1,361)	$6,142

Three months ended September 30, 2020
Comprehensive income	$(3,844)	-	$(3,844)
Less: income (loss) attributable to the noncontrolling interest	57	(160)	(103)
Comprehensive (loss) attributable to Tattooed Chef, Inc. stockholders	$(3,901)	160	$(3,741)

Nine months ended September 30, 2020
Comprehensive income	$3,693	-	$3,693
Less: income (loss) attributable to the noncontrolling interest	91	1,201	1,292
Comprehensive income attributable to Tattooed Chef, Inc. stockholders	$3,602	(1,201)	$2,401

Schedule of accounts receivables
Customer	December 31, 2020	December 31, 2019

Customer A	24%	13%
Customer B	10%	11%
Customer C	53%	57%

Schedule of geographic location of long lived assets
Long Lived Assets (in thousands)	December 31, 2020	December 31, 2019
Italy	$9,113	$2,292
United States	6,970	5,946
Total	$16,083	$8,238